Related party transactions - Narrative (Details)					6 Months Ended
	May 07, 2021 EUR (€)	May 06, 2021 EUR (€)	May 05, 2021 individual	Apr. 28, 2021	Jun. 30, 2021 EquityInstruments individual € / shares
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of board members for whom acceptance is still outstanding | individual			4		4
Exercise term of warrants					8 years
Exercise price of warrants | € / shares					€ 64.76
Number of shares subscribed if RSU is exercised | EquityInstruments					1
January 1, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting percentage for Subscription Right Plan 2021 RMV and Subscription Right Plan 2021 ROW					25.00%
January 1, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting percentage for Subscription Right Plan 2021 RMV and Subscription Right Plan 2021 ROW					25.00%
January 1, 2025
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting percentage for Subscription Right Plan 2021 RMV and Subscription Right Plan 2021 ROW					50.00%
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of calendar days			30 days
Consideration received	€ 0	€ 0
Number of shares subscribed if RSU is exercised	1	1
First RSU
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Vesting period	3 years	3 years
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Period members of the supervisory board are re-appointed				4 years
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Period members of the supervisory board are re-appointed				1 year